Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

August 31, 2011

Dates Covered
Collections Period	08/01/11 - 08/31/11
Interest Accrual Period	08/15/11 - 09/14/11
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/11	689,179,330.88	43,516
Yield Supplement Overcollateralization Amount at 07/31/11	30,656,847.07	0

Receivables Balance at 07/31/11	719,836,177.95	43,516
Principal Payments	23,787,563.78	1,886
Defaulted Receivables	1,215,939.78	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/11	29,214,588.32	0

Pool Balance at 08/31/11	665,618,086.07	41,572

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,232,628.72	537
Past Due 61-90 days	1,720,868.61	119
Past Due 91 + days	426,265.30	33

Total	8,379,762.63	689

Total 31+ Delinquent as % Ending Pool Balance	1.26%

Recoveries	782,926.59

Aggregate Net Losses - August 2011	433,013.19

Overcollateralization Target Amount	39,937,085.16
Actual Overcollateralization	39,937,085.16

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	52.26

Flow of Funds	$ Amount

Collections	26,996,292.66
Advances	(816.31)
Investment Earnings on Cash Accounts	2,175.32
Servicing Fee	(599,863.48)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	26,397,788.19

Distributions of Available Funds
(1) Class A Interest	524,385.62
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	22,147,570.12
(9) Distribution to Certificateholders	3,628,163.33
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	26,397,788.19

Servicing Fee	599,863.48
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 08/15/11	647,828,571.03
Principal Paid	22,147,570.12
Note Balance @ 09/15/11	625,681,000.91

Class A-1
Note Balance @ 08/15/11	50,100,571.03
Principal Paid	22,147,570.12
Note Balance @ 09/15/11	27,953,000.91
Note Factor @ 09/15/11	13.9069656%

Class A-2
Note Balance @ 08/15/11	208,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/11	208,000,000.00
Note Factor @ 09/15/11	100.0000000%

Class A-3
Note Balance @ 08/15/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/11	213,000,000.00
Note Factor @ 09/15/11	100.0000000%

Class A-4
Note Balance @ 08/15/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 09/15/11	127,995,000.00
Note Factor @ 09/15/11	100.0000000%

Class B
Note Balance @ 08/15/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 09/15/11	24,366,000.00
Note Factor @ 09/15/11	100.0000000%

Class C
Note Balance @ 08/15/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 09/15/11	24,367,000.00
Note Factor @ 09/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	622,054.74
Total Principal Paid	22,147,570.12

Total Paid	22,769,624.86

Class A-1
Coupon	0.29442%
Interest Paid	12,701.91
Principal Paid	22,147,570.12

Total Paid to A-1 Holders	22,160,272.03

Class A-2
Coupon	0.64000%
Interest Paid	110,933.33
Principal Paid	0.00

Total Paid to A-2 Holders	110,933.33

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7788067
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7285510

Total Distribution Amount	28.5073577

A-1 Interest Distribution Amount	0.0631936
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	110.1869160

Total A-1 Distribution Amount	110.2501096

A-2 Interest Distribution Amount	0.5333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5333333

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/11	92,539.99
Balance as of 08/31/11	91,723.68
Change	(816.31)

Reserve Account
Balance as of 08/15/11	2,064,965.17
Investment Earnings	180.97
Investment Earnings Paid	(180.97)
Deposit/(Withdrawal)	—
Balance as of 09/15/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17